Related Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
		Aug. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to related parties			¥ 585,870	¥ 585,870	¥ 247,220
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest				20.00%	20.00%
Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	[1]			40.00%	40.00%
Shidian Energy [member] | Toufa [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties		¥ 400,000
Capital contribution paid to related parties			320,000
Percentage of ownership interest		40.00%			40.00%
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties			¥ 71,541	¥ 71,541		¥ 182,804	$ 30,017
Expiration period of capital contribution plan				50 years

[1]	In 2019, Toufa invested RMB 320,000 thousands to acquire 40% share of Shidian Energy, of which RMB 71,816 thousands was contributed by property, plant and equipment at fair market price.